Summary of Significant Accounting Policies Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Depreciation	$ 196	$ 203	$ 178
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years